Note 4 - Long-term Investments - Changes in Long-term Investments (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 13, 2022	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Increase (decrease) in equity investment designated at fair value through other comprehensive income, number of shares (in shares)				20,000,000
Investment, fair value		$ 77,839	$ 130,090	$ 0
Increase (decrease) through equity investments designated at fair value through other comprehensive income			8,689	$ 120,833
Other comprehensive income, net of tax, unrealized gains (losses) from long-term investments		$ (60,940)	$ 9,257
Number of shares (in shares)				20,000,000
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Increase (decrease) in equity investment designated at fair value through other comprehensive income, number of shares (in shares)		1,178,659	21,178,659	20,000,000
Investment, fair value		$ 75,557	$ 130,090	$ 0
Increase (decrease) through equity investments designated at fair value through other comprehensive income		5,200	5,200	$ 120,833
Other comprehensive income, net of tax, unrealized gains (losses) from long-term investments		$ (59,733)	$ 9,257
Number of shares (in shares)		1,178,659	21,178,659	20,000,000
NevGold Corp [member]
Statement Line Items [Line Items]
Increase (decrease) in equity investment designated at fair value through other comprehensive income, number of shares (in shares)	1,481,481	1,481,481	5,925,925
Investment, fair value		$ 2,282	$ 0
Increase (decrease) through equity investments designated at fair value through other comprehensive income	$ 1,000	1,000	$ 3,489
Other comprehensive income, net of tax, unrealized gains (losses) from long-term investments		$ (1,207)
Number of shares (in shares)	1,481,481	1,481,481	5,925,925